Vessel Charters - Minimum Estimated Charter Hire Payments for Remainder of Year and Next Four Fiscal Years for Partnership's Vessels Chartered-In and Vessels Chartered-Out (Detail) (USD $)
In Thousands, unless otherwise specified
Jun. 30, 2013
Charters-in [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Capital leases remainder of 2013	$ 81,526
Capital leases 2014	60,000
Capital leases 2015	31,790
Capital leases 2016	31,672
Capital leases 2017	54,953
Charters-out [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Operating leases remainder of 2013	170,270
Direct financing leases remainder of 2013	19,693
Leases remainder of 2013	189,963
Operating leases 2014	321,257
Direct financing leases 2014	39,065
Leases remainder of 2014	360,322
Operating leases 2015	315,392
Direct financing leases 2015	39,065
Leases remainder of 2015	354,457
Operating leases 2016	291,475
Direct financing leases 2016	39,172
Leases remainder of 2016	330,647
Operating leases 2017	288,855
Direct financing leases 2017	39,065
Leases remainder of 2017	$ 327,920